LONG-LIVED ASSETS	9 Months Ended
Sep. 30, 2016
Longlived Assets [Abstract]
Longlived Assets [Text Block]

NOTE 3.   LONG-LIVED ASSETS

Property and Equipment

Depreciation expense was $11,944 and $5,574, respectively, for the three months ended September 30, 2016 and 2015, and $36,070 and $16,723, respectively, for the nine months ended September 30, 2016 and 2015.  We have not recognized any impairment as of September 30, 2016.

Intangible Assets

Intangible assets consisted of the following as of September 30, 2016:

	Gross	Accumulated Amortization	Net	Estimated Life (in years)
Customer relationship intangible	$1,000,000	$151,782	$848,218	10
Marketing-related intangibles	200,000	60,712	139,288	5
Non-compete agreements	500,000	252,968	247,032	3
Chiefton brand and graphic designs	69,400	35,270	34,130	2
Intangible assets, net	$1,769,400	$500,732	$1,268,668

Amortization expense was $86,044 and $55,452, respectively, for the three months ended September 30, 2016 and 2015, and $256,259 and $113,315, respectively, for the nine months ended September 30, 2016 and 2015.  We have not recognized any impairment as of September 30, 2016.

Goodwill

In connection with our purchase of IPG, we recorded goodwill of $187,000. We have not recognized any impairment as of September 30, 2016.